Fair Values of Financial Assets and Hierarchy of Level of Inputs (Detail) (USD $) In Thousands, unless otherwise specified	Feb. 01, 2014		Feb. 02, 2013
Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents (including restricted cash)	$ 32,324		$ 34,972
Fair Value, Inputs, Level 2 | Interest Rate Cap
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate cap agreements	1	[1]	69	[1]
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Note Receivable			$ 385	[2]

[1]	Included in "Other Assets" within the Company's Consolidated Balance Sheets. Refer to Note 8, "Derivatives and Hedging Activities," for further discussion regarding the Company's interest rate cap agreements.
[2]	The change in the fair value of our Level 3 note receivable is related to the Company receiving full payment during Fiscal 2013. As of February 2, 2013, this note receivable was included in "Prepaid and Other Current Assets" on the Company's Consolidated Balance Sheets.